Benefit Plans	12 Months Ended
Sep. 30, 2013
Benefit Plans [Abstract]
Benefit Plans

Note 13—Benefit Plans

Pension Plan

The Bank maintains a non-contributory defined benefit pension plan (the "Plan") covering all eligible employees hired before July 1, 2008. The benefits are based on employees' years of service and compensation. The Bank's policy is to fund the Plan annually with at least the minimum contribution deductible and/or allowable for federal income tax purposes. On January 28, 2010, the Board of Directors passed a resolution to suspend the accrual of benefits under the Company's defined benefit pension plan.

The following table sets forth the Plan's funded status and components of net periodic pension cost:

	September 30,
	2013	2012
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$4,043	$3,687
Service cost	—	—
Interest cost	256	252
Actuarial loss (gain)	957	266
Benefits paid	(191)	(162)

Benefit obligation—end of year	$5,065	$4,043

Change in plan assets:
Fair value of assets—beginning of year	$4,157	$3,081
Actual return on plan assets	332	538
Benefits paid	(191)	(162)
Contributions	—	700

Fair value of assets—end of year	$4,298	$4,157

	September 30,
	2013	2012
	(In thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$5,065	$4,043

Projected benefit obligation	$(5,065)	$(4,043)
Fair value of assets	4,298	4,157

Funded status	$(767)	$114

Prepaid (accrued) pension cost included in other assets (liabilities)	$(767)	$114

The Company expects to recognize approximately $91,000 of net actuarial loss in operations during the year ending September 30, 2014.

	September 30,
	2013	2012
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(1,508)	$(617)

	Years Ended September 30,
	2013	2012
	(Dollars in thousands)
Net periodic pension expense
Service cost	$—	$—
Interest cost	256	252
Expected return on assets	(284)	(218)
Amortization of unrecognized net loss	18	30

Total net periodic pension expense	$(10)	$64

Valuation assumptions:
Discount rate	5.0%	6.5%
Rate of return on long-term assets	7.0%	7.0%
Salary increase rate	0.0%	0.0%

The Plan assets are invested as follows:

	September 30,
	2013	2012
Separate account—Prudential Large Cap Blend / Victory Fund	51%	43%
Guaranteed insurance funds	49%	57%

	100%	100%

The long-term rate of return on assets assumption is set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the Plan's actual target allocation of asset classes. Equities and fixed income securities are assumed to earn real rates of return in the ranges of 5.0% to 9.0% and 2.0% to 6.0%, respectively. Additionally, the long-term inflation rate is projected to be 2.5%. When these overall return expectations are applied to the Plan's target allocation, the result is an expected return of 8.0% to 10.0%.

The Bank intends to maintain the current asset mix and to seek to achieve an optimal risk/reward profile by limiting market exposure to present levels. It is expected to have a 4.0% to 5.0% return from fixed income and a 5.0% to 9.0% rate of return from equities. The overall expected long-term rate of return on Plan assets used was 7.0% for both 2013 and 2012.

The fair values of the Company's pension plan assets, by asset category (see Note 16 for definition of Levels), are as follows:

September 30, 2013	Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$2,178	$—	$2,178	$—
Guaranteed investment contract	$2,120	$—	$—	$2,120
September 30, 2012
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$1,796	$—	$1,796	$—
Guaranteed investment contract	$2,361	$—	$—	$2,361

At September 30, 2013, expected benefit payments were as follows (in thousands):

Years ending September 30,
2014	$216
2015	213
2016	209
2017	211
2018	269
2019 to 2023	1,695

$2,813

The Bank does not expect to have any required contributions to the Plan during the fiscal year ending September 30, 2014.

401(k) "Savings and Investment Plan"

The Company has implemented a Savings and Investment Plan (the "Savings Plan") pursuant to Section 401(k) of the Internal Revenue Code for all eligible employees. Under the Savings Plan, employees may elect to contribute a percentage of their compensation, subject to limits. The Company makes a matching contribution equal to 50% of an employee's contribution, up to 8.0% of compensation, subject to certain limitations. The Savings Plan expenses for the years ended September 30, 2013 and 2012, amounted to $83,000 and $88,000, respectively.

Employees Stock Ownership Plan ("ESOP")

The Company established an ESOP for all eligible employees in connection with the public offering of common stock in April 2007. The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company. Shares purchased with the loan proceeds are initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as defined by the ESOP, in the year of allocation. As of September 30, 2013 and 2012, the loan had a balance of $1,509,000 and $1,530,000, respectively.

The ESOP is accounted for in accordance with the guidance issued by FASB. Accordingly, the ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition.

As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. Dividends on unallocated ESOP shares are recorded as a reduction of debt. ESOP compensation expense was $48,000 and $43,000 for the years ended September 30, 2013 and 2012, respectively.

The ESOP shares are summarized as follows:

	September 30,
	2013	2012
Unearned shares	127,380	134,271
Shares committed to be released	4,110	4,110
Shares released	31,512	26,032

Total shares	163,002	164,413

Fair value of unearned shares	$1,093,000	$1,074,000